Dreyfus Institutional Reserves Funds
-Dreyfus Institutional Reserves Money Fund

Incorporated herein by reference is the supplement to the Registrant's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 1, 2015 (SEC Accession No. 0000899681-15-000460).